Common Stock	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Common Stock	Common StockThere were 242,647,604 shares of Sema4 Holdings Class A common stock and 124 shares of Legacy Sema4 Class A common stock issued and outstanding as of December 31, 2021 and 2020, respectively. There were 0 and 130,557 shares of Class B common stock issued and outstanding as of December 31, 2021 and 2020, respectively.